2. GOING CONCERN	12 Months Ended
Dec. 31, 2018
Going Concern
GOING CONCERN

Liquidity and Capital Resources

The Company’s principal sources of liquidity have been cash provided by related parties and revenues generated from loan facilitation. The Company reported a net decrease in cash, cash equivalent and restricted cash of RMB255,855 the year ended December 31, 2018 and a net increase in cash, cash equivalent and restricted cash of RMB486,240 and RMB294,558 for the year ended December 31, 2017 and 2016. As of December 31, 2018, the Company had RMB994,489 in unrestricted cash and cash equivalents. The Company’s cash and cash equivalents are unrestricted as to withdrawal or use, and are placed with banks and other financial institutions. The Company’s consolidated current liabilities exceeded its consolidated current assets by approximately RMB 689,832 as of December 31, 2018. The Company’s consolidated net assets amounted to RMB363,624 as of December 31, 2018.

Management Plan and Actions

The Company has addressed liquidity requirements through a series of cost reduction initiatives, financing from both banks and related parties, and the sale of non-performing assets.

The Company continued to sell the non-performing loans to the third parties in the year 2018. As of December 31, 2018, certain non-performing loans with a total amount of RMB 2,724 million have been sold to several third parties at a total consideration of RMB 2,941 million. This action reduces the working capital needs.

From July 2017 and onwards, the Company re-developed the loan transaction process for all of its loan products, which reduces the need for working capital. Under the prior business model, the Company would be required to first fund loans and then seek investment for them. However, under the new model, loans are facilitated directly with investors on the Company’s peer-to-peer lending platform. This eliminates the need for the Company to use its own working capital for the initial loan funding. And in June 2018, the Company had another development on the loan transaction process of its loan products. This eliminated the time gap between investor receiving the investment and borrowers repaying the loans, which decreases the amount of payable to investors and therefore reduces the need for working capital.

Since the third quarter of 2018, Fincera began converting its existing wholly-owned store distribution network into a broker distribution network that is not owned by the Company. The new broker distribution network will operate under a revenue sharing arrangement where predetermined amounts of revenues will be shared with the brokers. In addition, since the new distribution network will be owned by third-parties, Fincera will no longer be responsible for funding its operating costs.

The Company will continue to focus on developing the internet-based business, improving operating efficiency and reducing costs, and enhancing its marketing function. Although the Company’s operating results for future periods might be subject to numerous uncertainties and/or adverse conditions like negative cash flow, working capital deficiency that may raise substantial doubt about the Company’s ability to continue as a going concern, after considering above factors and valuations, as of the filing date of the 20-F hereof, the Company is able to fulfill its current obligations.

Mr. Li signed a Financial Support Letter that states he and the entities directly or indirectly controlled by him will provide the necessary financial support to the Company, so as to enable the company to meet its liabilities as and when they fall due and to carry on its business without a significant curtailment of operations for the foreseeable future, which will remain in force till December 31, 2020.

The Company believes that available cash and cash equivalents, future cash provided by operating activities under new business model, together with the efforts from aforementioned management plan and actions, should enable the Company to meet presently anticipated cash needs for at least the next 12 months after the date that the financial statements are issued and the Company has prepared the consolidated financial statements on a going concern basis. However, the Company continues to have ongoing obligations and it expects that it will require additional capital in order to execute its longer-term business plan. If the Company encounters unforeseen circumstances that place constraints on its capital resources, management will be required to take various measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing the Company’s business development activities, suspending the pursuit of its business plan, controlling operating expenses and seeking to further dispose of non-core assets. Management cannot provide any assurance that the Company will raise additional capital if needed.